NET INCOME (LOSS) PER SHARE (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 CNY (¥) ¥ / shares shares	Dec. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2018 CNY (¥) ¥ / shares shares	Dec. 31, 2017 CNY (¥) ¥ / shares shares
Numerator:
Net income | ¥	¥ 2,501,595		¥ 1,193,311	¥ 164,865
Net income	2,501,304	$ 359,290	1,193,311	164,865
Deemed dividend to shareholders upon issuance of Series A and A+ preferred share (note 10) | ¥			(3,097,733)
Net (loss) income attributable to ordinary shareholders of the Company	¥ 2,501,595	$ 359,332	¥ (1,904,422)	¥ 164,865
Denominator:
Weighted average Class A and Class B ordinary shares outstanding used in computing basic income (loss) per ordinary share	288,827,604	288,827,604	202,751,277	198,347,168
Plus: incremental weighted average ordinary shares from assumed exercise of stock options and restricted shares using the treasury stock method	12,110,866	12,110,866
Weighted average Class A and Class B ordinary shares outstanding used in computing diluted income (loss) per ordinary share	300,938,470	300,938,470	202,751,277	198,347,168
Basic net income (loss) per share (in CNY per share) | (per share)	¥ 8.66	$ 1.24	¥ (9.39)	¥ 0.83
Diluted net income (loss) per share (in CNY per share) | (per share)	¥ 8.31	$ 1.19	¥ (9.39)	¥ 0.83
Stock options
Denominator:
Anti-dilutive securities excluded from the calculation of diluted net loss per share			2,679,463
Preferred Stock
Denominator:
Anti-dilutive securities excluded from the calculation of diluted net loss per share			21,857,895
Stock options and restricted stock units
Denominator:
Anti-dilutive securities excluded from the calculation of diluted net loss per share	0	0